Subsequent events (Details Narrative) - BRL (R$) R$ in Thousands	Mar. 27, 2025	Mar. 24, 2025	Feb. 10, 2025	Jan. 16, 2024
Board Of Directors [Member]
IfrsStatementLineItems [Line Items]
Distribution of interest on shareholders equity	R$ 2,050,000	R$ 490,000	R$ 200,000
Fund 5 G Technology [Member]
IfrsStatementLineItems [Line Items]
Capital contribution				R$ 84,700